WARRANTS (Details 2) (USD $)	0 Months Ended						3 Months Ended			12 Months Ended			0 Months Ended		0 Months Ended		0 Months Ended	3 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended		12 Months Ended	0 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 23, 2013 item	Dec. 24, 2013	Oct. 10, 2013	Sep. 10, 2013	Apr. 05, 2013	Mar. 31, 2014	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	May 10, 2013	Jan. 30, 2014 Accredited investors item	Dec. 31, 2013 Minimum	Sep. 30, 2013 Maximum	Dec. 31, 2013 Maximum	Nov. 16, 2013 Warrants	Mar. 31, 2014 Warrants	Mar. 31, 2013 Warrants	Dec. 31, 2013 Warrants	Nov. 16, 2013 Warrants Warrants granted on November 16, 2013	Dec. 31, 2013 Warrants Warrants granted on November 16, 2013	Mar. 24, 2014 Warrants Warrants granted on March 24, 2014	Mar. 31, 2014 Warrants Warrants granted on March 24, 2014	Jan. 27, 2014 Warrants Warrants granted on January 27, 2014	Mar. 31, 2014 Warrants Warrants granted on January 27, 2014	Feb. 03, 2014 Warrants Warrants granted on February 3, 2014	Mar. 31, 2014 Warrants Warrants granted on February 3, 2014	Mar. 31, 2014 Warrants Minimum	Dec. 31, 2013 Warrants Minimum	May 10, 2013 Warrants Maximum	Mar. 19, 2013 Warrants Maximum	Mar. 31, 2014 Warrants Maximum	Jun. 30, 2013 Warrants Maximum	Dec. 31, 2013 Warrants Maximum
Significant assumptions used in the valuation
Expected term																	5 years	3 years 2 months 1 day												1 year 6 months					5 years
Expected volatility (as a percent)																	100.00%	100.00%												100.00%					250.00%
Risk-free interest rate (as a percent)																	1.68%												1.55%	0.82%			1.76%		1.68%
Expected dividend yield (as a percent)																	0.00%	0.00%		0.00%
Issuance of warrants (in shares)										405,000					293,915		1,300,000				1,300,000										41,872	3,652,672		99,166	405,000
Strike price (in dollars per share)												$ 1.22		$ 0.25		$ 0.60	$ 0.01			$ 0.40	$ 0.01		$ 0.40		$ 0.40		$ 0.40
Grant date fair value of options													$ 136,707								$ 331,287
Stock compensation expense related to the options and warrants							807,356		86,006	430,138	0							405,569	0			331,286		346,997		49,469		9,103
Grant date fair value of warrants																							346,997		49,469		9,103
Common stock issued for services (in shares)						200,000	100,000																				44,307
Warrants to purchase shares			10,888,336							1,142,000													1,000,000		250,000		44,307
Number of warrants, which will vest for every specified dollars of gross sales																							1
Amount of gross sales for which one warrant share will vest																							10
Period immediately following the issue date during which warrants will vest for every specified dollars of gross sales																							12 months
Number of options exercised	100,000			42,250	142,500
Term of warrant																									5 years		5 years
Units sold to accredited investors (in shares)		10,088,336	10,088,336					1,092,000		1,142,000			666,667
Number of accredited investors to whom the entity sold units		15											2
Proceeds from sale of units to accredited investors		3,026,500	2,750,092					496,000					200,000
Number of shares of common stock included with the units sold		10,088,336						1,092,000					666,667
Additional number of shares of common stock included with the units sold													666,667
Number of shares of warrants included with the units sold		10,088,336											666,667
Additional number of shares of common stock included with the units sold to agents													53,334
Term of warrants issued to accredited investor		5 years	3 years					3 years		3 years			5 years
Exercise price of units (in dollars per share)		$ 0.40	$ 0.40					$ 0.50		$ 0.50			$ 0.40
Total stock compensation expense to be amortized through March 2017							$ 2,402,590